Other income and expenses	9 Months Ended
Sep. 30, 2020
Other income and expenses
Other income and expenses

6 Other income and expenses

6.1Other operating income

	For the Three months ended September 30		For the Nine months ended September 30
in EUR k	2019	2020	2019	2020
Government grants	363	535	1,833	1,940
Income from the reversal of provisions	—	—	89	—
Gain on disposal of property, plant and equipment	532	—	532	—
Others	40	144	169	485
Total other operating income	935	679	2,623	2,425

Government grants contain performance-based grants to subsidize research, development and innovation in the state of Mecklenburg-Western Pomerania from funds granted by the European Regional Development Fund. Furthermore, government grants contain the release of deferred income from investment related grants.

6.2Other operating expenses

	For the Three months ended September 30		For the Nine months ended September 30
in EUR k	2019	2020	2019	2020
Currency losses	—	23	2	60
Others	—	30	—	131
Total other operating expenses	—	53	2	191

During the nine months ended September 30, 2020, the Group disposed of its entire 51% interest in LPC GmbH (“LPC”) to the minority shareholders for a consideration of EUR 213k, of which EUR 200k is to be paid over a period of four years (and included in other assets, see note 8). The related non-controlling interest of EUR 268k (accumulated share of loss) was debited to profit or loss, and the sale resulted in a loss of EUR 101k.